Schedule of Accounts Receivable Disaggregated Revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Total	$ 3,361	$ 2,007
Spot Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Total	4	4
Time Charters [Member]
Disaggregation of Revenue [Line Items]
Total	$ 3,357	$ 2,003